CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net income for the year	¥ 527,185	$ 75,724	¥ 611,758	¥ 539,545
Adjustments to reconcile net income to net cash flows from operating activities:
Allowance for uncollectible receivables and contract assets	232,241	33,359	265,978	130,943
Share-based compensation	147,582	21,199	67,778	89,396
Depreciation and amortization	17,710	2,544	11,300	4,098
Gain from disposal of property, equipment and software			(18)
Income from investment in affiliates	(378)	(54)
Changes in operating assets and liabilities:
Assets from the investor assurance program	5,340	767	264,751	(108,800)
Account receivables and contract assets	(82,824)	(11,897)	(6,616)	(535,548)
Prepaid expenses and other current assets	(35,186)	(5,054)	31,242	(2,840)
Amount due from/to related parties	10,100	1,451	500,845	68,564
Deferred tax assets	(61,654)	(8,856)	(17,637)	81,099
Operating lease right-of-use assets	9,626	1,383
Liabilities from the investor assurance program	(840,472)	(120,726)	(1,470,052)	843,357
Other guarantee liabilities	(4,060)	(583)	(697,168)	(1,298,842)
Payroll and welfare payables	(60,374)	(8,672)	5,176	43,368
Tax payables	108,055	15,521	218,187	153,412
Refund liabilities	15,505	2,227	(71,613)	(693)
Accrued expenses and other current liabilities	47,692	6,851	57,721	97,693
Operating lease liabilities	(9,797)	(1,407)
Net cash provided by (used in) operating activities	26,291	3,777	(228,368)	104,752
Cash flows from investing activities
Purchase of property, equipment and software	(27,608)	(3,966)	(16,889)	(21,743)
Investments in equity investees	(3,540)	(508)
Disposal of a subsidiary, net of cash disposed of RMB 7,606	(7,606)	(1,093)
Purchase of short-term investment	(71,477)	(10,267)
Sale of property, equipment and software			466
Loans to related parties	(123,947)	(17,804)	(11,550)
Repayments from related parties			11,550	82,958
Loans to third parties	(14,000)	(2,011)
Repayments from loan to third parties	14,000	2,011
Net cash provided by (used in) investing activities	(234,178)	(33,638)	(16,423)	61,215
Cash flows from financing activities
Loans from related parties	230	33	70,765	13,876
Contribution from noncontrolling shareholders of subsidiaries	815	117
Repayments to related parties			(104,365)
Dividend distributed to shareholders			(400,000)
Net proceeds from issuance of ordinary shares, net of issuance cost of RMB 30,234	243,629	34,995
Net cash provided by (used in) financing activities	244,674	35,145	(433,600)	13,876
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	2,421	348
Net change in cash, cash equivalents and restricted cash	39,208	5,632	(678,391)	179,843
Cash, cash equivalents and restricted cash at beginning of the year	82,941	11,914	761,332	581,489
Cash, cash equivalents and restricted cash at end of the year	122,149	17,546	82,941	761,332
Supplemental disclosure of cash flow information:
Income taxes paid, net	55,581	7,984	33,773	91,032
Supplemental disclosure of non-cash investing activities:
Disposal consideration settled by service fee collected on behalf of the Company (see Note 7)	238,857	34,310
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	122,149	17,546	41,441	606,097
Restricted cash			41,500	155,235
Total cash, cash equivalents and restricted cash	¥ 122,149	$ 17,546	¥ 82,941	¥ 761,332